Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184



                                                     January 4, 2017
VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

            Re:  The AB Pooling Portfolios
                 (File Nos. 333-120487 and 811-21673)

Ladies and Gentlemen:

            On behalf of The AB Pooling Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Portfolios that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Portfolios' registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on December 29, 2016.

                                                     Sincerely,


                                                     /s/ Mark F. Samra
                                                     -----------------
                                                         Mark F. Samra
cc:      Paul M. Miller